Offerings	Feb. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.700% Notes due 2029
Maximum Aggregate Offering Price	$ 626,503,966.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 95,917.76
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form
S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of €1/U.S. $1.0457 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on February 18, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.050% Notes due 2033
Maximum Aggregate Offering Price	$ 730,350,342.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 111,816.64
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form
S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of €1/U.S. $1.0457 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on February 18, 2025.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.350% Notes due 2037
Maximum Aggregate Offering Price	$ 1,044,476,531
Fee Rate	0.01531%
Amount of Registration Fee	$ 159,909.36
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form
S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of €1/U.S. $1.0457 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on February 18, 2025.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.600% Notes due 2045
Maximum Aggregate Offering Price	$ 729,010,800.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 111,611.56
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form
S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of €1/U.S. $1.0457 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on February 18, 2025.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2055
Maximum Aggregate Offering Price	$ 1,044,570,644
Fee Rate	0.01531%
Amount of Registration Fee	$ 159,923.77
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Johnson & Johnson (the “Company”) initially deferred payment of all of the registration fees for the Registration Statement on
Form
S-3
(Registration
No. 333-269836),
filed with the Securities and Exchange Commission (the “SEC”) on February 16, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.

(2)
The U.S. dollar equivalent of the amount registered has been calculated using the euro/U.S. dollar exchange rate of €1/U.S. $1.0457 as reported by Bloomberg L.P. as of 9:00 a.m. (London time) on February 18, 2025.